Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructured modified loans		$ 100,528,000	[1]	$ 97,900,000	[1]	$ 32,432,000	[1]
Number of credit relationships in modified loans		123	[1]	113	[1]	41	[1]
Collateral impairment reviewed in restructured loan	2,900,000
Weighted average stated interest rate - basis points		192		181		170
Principal balances that were forgiven		67,000		5,700,000		875,000
Average recorded investment		247,054,000		213,982,000		164,400,000
Interest income recognized on impaired loans		12,470,000		12,999,000		10,100,000
Restructured Loans [Member]
Restructuring Cost and Reserve [Line Items]
Restructured modified loans		$ 130,500,000
Number of credit relationships in modified loans		168

[1]	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.